Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating Loss Carryforwards [Line Items]
Statutory tax rate	17.00%	17.00%	17.00%
Taxable income tax rate percentage	35.00%	15.00%	17.00%
SINGAPORE | Singapore Enterprise Income Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate	17.00%	17.00%	17.00%
Taxable income tax rate percentage	75.00%
Taxable income	$ 10,000
Exempted taxable income tax rate percentage	50.00%
Exempted taxable income	$ 190,000
HONG KONG | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Profits tax rate remaining percentage	16.50%
HONG KONG | HongKong Enterprise Income Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Assessable profits	$ 2,000,000
Remaining assessable profits	$ 2,000,000	$ 2,000,000	$ 2,000,000
Profits tax rate remaining percentage	16.50%	16.50%	16.50%
HONG KONG | HongKong Enterprise Income Tax Law [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Assessable profits percentage	8.25%
CHINA | PRC Enterprise Income Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
BELIZE | Belize Enterprise Income Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%